Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2020
Long Term Investment [Abstract]
Schedule of equity securities without readily determinable fair values

	As of June 30,
	2020	2019
Equity investments without readily determinable fair values
CLPS Lihong Financial Information Services Co., Ltd. ("CLPS Lihong")	510,405	-

Equity method investments
CLPS Lihong	-	844,643
Economic Modeling Information Technology Co., Ltd. ("EMIT")	169,726	69,363
Total	$680,131	$914,006